Loans, Financing and Debentures	12 Months Ended
Jun. 30, 2023
Loans, Financing and Debentures [Abstract]
Loans, financing and debentures
17.	Loans, financing and debentures

		Annual interest rates and charges - %
	Index	2023	2022	2023	2022

Financing for agricultural costs
	Fixed rate	9.40	-	25,663	-
	Fixed rate	9.53	-	87,695	-
	Fixed rate	9.54	4.26	8,764	6,106
	Fixed rate	6.34	6.34	378	1,493
	Fixed rate	7.64	-	5,752	-
	Fixed rate	9.53	7.64	868	7,930
	Fixed rate	12.99	-	10,128	-
	Fixed rate	16.00	-	10,156	-
	Fixed rate	-	9.85	-	4,147
				149,404	19,676
Financing for agricultural costs (USD)
	Fixed rate	3.66	3.66	11,566	16,760
				11,566	16,760
Financing for agricultural costs (PYG)
	Fixed rate	-	9.60	-	16,628
	Fixed rate	9,50	9.50	5,380	6,815
	Fixed rate	8,75	8.75	7,210	9,206
				12,590	32,649
Bahia project financing
	Fixed rate	3.50	3.50	8,885	9,661
	Fixed rate	9.05	-	19,849	-
				28,734	9,661
Financing of working capital (USD)
	Fixed rate	8.72	4.40	5,008	10,840
	Fixed rate	7.93	-	2,482	-
	Fixed rate	8.71	-	17,281	-
				24,771	10,840
FINAME
	Fixed rate	9.05	-	2,808	-
				2,808	-
Financing of sugarcane
	Fixed rate	6.76	6.76	744	1,230
	Fixed rate	6.34	6.34	27,537	32,694
				28,281	33,924
Debentures
	CDI	-	106.50	-	30,897
	CDI	110.00	110.00	16,197	31,096
	Fixed rate + IPCA	5.37+100.00	5.37+100.00	285,570	274,396
				301,767	336,389

(-) Transaction costs				(5,283)	(6,858)
				554,638	453,041

Current				198,213	123,411
Non-current				356,425	329,630

Keys:

USD – U.S. currency (dollar)

PYG – Paraguayan currency (Guarani)

IPCA – National consumer price index

CDI – Interbank certificate of deposit

Breakdown of debt by index

	2023	2022
Fixed rate	252,872	116,652
CDI and fixed rate +CDI	16,197	61,993
Fixed rate + IPCA	285,569	274,396
	554,638	453,041

Maturities of short- and long-term loans and financing are broken down as follows:

	2023	2022
1 year	198,213	123,411
2 years	45,796	81,571
3 years	33,026	66,568
4 years	142,530	63,813
5 years	130,577	59,735
Above 5 years	4,496	57,943
	554,638	453,041

Changes in loans and financing during the year ended June 30, 2023 and 2022 are as follows:

	2022	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2023
Agricultural cost financing	19,676	174,929	(51,701)	(4,523)	11,023	-	149,404
Agricultural cost financing abroad	49,409	-	(20,968)	(3,456)	3,152	(3,981)	24,156
Bahia project financing	9,661	18,974	(1,045)	(46)	1,190	-	28,734
Financing of working capital (USD)	10,840	21,020	(5,159)	(508)	1,022	(2,444)	24,771
Financing of machinery and equipment - FINAME	-	2,660	-	-	148	-	2,808
Sugarcane Financing	33,924	-	(6,457)	(1,447)	2,261	-	28,281
Debentures	336,389	-	(42,651)	(20,704)	28,733	-	301,767
Transaction costs	(6,858)	-	-	-	1,575	-	(5,283)
	453,041	217,583	(127,981)	(30,684)	49,104	(6,425)	554,638

	2021	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2022
Agricultural cost financing	201,215	10,000	(180,929)	(18,767)	8,157	-	19,676
Agricultural cost financing abroad	28,856	32,282	(11,032)	(3,856)	3,626	(467)	49,409
Bahia project financing	10,373	-	(912)	(141)	341	-	9,661
Working Capital Financing	23,230	-	(24,421)	(325)	142	1,374	-
Financing of working capital (USD)	-	9,971	-	-	109	760	10,840
Sugarcane Financing	61,992	8,183	(36,610)	(2,527)	2,886	-	33,924
Debentures	346,327	-	(42,651)	(16,081)	48,794	-	336,389
Transaction costs	(8,812)	-	-	-	1,954	-	(6,858)
	663,181	60,436	(296,555)	(41,697)	66,009	1,667	453,041

a)	Loans and Financing

Covenants

All loans and financing contracts above are in Reais and have specific terms and conditions defined in the respective contracts with governmental economic and development agencies that directly or indirectly grant those loans. At June 30, 2023 the Company’s financial agreements did not require compliance with financial covenants, but rather only operating covenants, on which the Company is in compliance.

b)	Debentures

1st Issue

On May 25, 2018, one hundred forty-two thousand, two hundred (142,200) non-convertible debentures were subscribed to and paid in, with security interest, in the total of R$142,200 (R$85,200 for the first series and R$57,000 for the second series).

On August 1, 2022, the Company paid the final installment of the first series. Compensatory interest corresponding to one hundred six-point fifty percent (106.50%) of the DI rate will be accrued on the unit face value of first-series debentures, which will be paid on July 30 of each year or on the maturity date of the first series. The maturity date of the second-series debentures is July 31, 2023 (“maturity date of the second series”) and their unit face value will be paid in four (4) annual installments, the first on July 30, 2020, and the final on the maturity date of the second series. Compensatory interest corresponding to one hundred ten percent (110.00%) of the overnight DI rate will be accrued on the unit face value of second-series debentures, which will be paid on July 30 of each year or on the maturity date of the second series.

The Debentures were linked to a securitization transaction, serving as guarantee for the issue of Certificates of Agribusiness Receivables (“CRA”) pursuant to Law 11,076/2004 and CVM Instruction 414/2004, which were the object of a public distribution offer with restricted efforts, under CVM Instruction 476/2009 (“Restricted Offer”).

The Debentures are backed by security interest in the form of fiduciary sale of properties owned by the Company and registered under no. 6,254, 6,267 and 6,405, all of them at the Property Records Office of Correntina in the state of Bahia.

2nd Issue

On May 5, 2021, the Company issued two hundred forty thousand (240,000) non-convertible debentures in the aggregate amount of R$240,000, in a single series, with total duration of seven (7) years.

The debentures will be amortized in two (2) equal installments due on April 13, 2027 and April 12, 2028, with compensatory interest on the amount of principal corresponding to the Broad National Consumer Price Index (IPCA) plus 5.3658% p.a., to be paid in seven (7) annual instalments.

The Debentures were linked to a securitization transaction and backed by the issue of Certificates of Agribusiness Receivables (“CRA”), pursuant to CVM Instruction 400/03 and CVM Instruction 600/18. The Debentures are backed by security interest in the form of fiduciary sale of the properties owned by the Company and registered under numbers 6,257, 6,335, 6,377, 6,405 and 6,462, all at the Real Estate Registry Office of Correntina, Bahia.

Covenants

The debentures have covenants related to the maintenance of certain financial indicators, based on the ratio of net debt to fair value of investment properties. Failure by the Company to attain these indicators during the term of the debentures may entail advance maturity of the debt.

As of June 30, 2023, the Company is in compliance with the covenants described above.